Shareholder Fees - Institutional - BlackRock Emerging Markets Bond Fund - Institutional Shares	Apr. 30, 2021
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none